Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of new standards and amendments issued by the IASB

New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2025

New IFRS Standards and Amendments to existing standards	Effective date
IAS 21 Lack of Exchangeability (Amendments to IAS 21)	January 1, 2025

New standards, amendments and interpretations not yet effective

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 7 and IFRS 9 Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)	January 1, 2026
IFRS 7 and IFRS 9 Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)	January 1, 2026
Annual Improvements to IFRS Accounting Standards—Volume 11	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures (Amendments to IFRS 19)	January 1, 2027

Summary of principal foreign currency exchange rates used by the Group

	2025		2024		2023
	At		At		At
	December 31	Average	December 31	Average	December 31	Average
CNY	8.2355	8.0866	7.5257	7.7257	7.8592	7.6352
CHF	0.9305	0.9372	0.9410	0.9524	0.9336	0.9709
GBP	0.8729	0.8567	0.8291	0.8466	0.8693	0.8694
HKD	9.1181	8.8242	8.1271	8.4686	8.6727	8.4863
INR	105.6375	97.9243	88.1436	89.7706	91.9420	88.9784
JPY	183.8281	168.6815	162.7882	163.4023	156.5266	151.4929
MXN	21.1232	21.6346	21.5161	19.8808	18.7952	19.1355
SEK	10.8120	11.0542	11.4634	11.4271	11.0537	11.4722
SGD	1.5087	1.4761	1.4142	1.4462	1.4616	1.4524
USD	1.1717	1.1319	1.0469	1.0853	1.1096	1.0841

Summary of scope of consolidation

		Nominal value of	% of Group
Company	Registered office	registered capital	2025	2024
Fosun Fashion Group (Cayman) Limited	Grand Cayman, Cayman Islands	Euro50,000	100.00	100.00
Fosun Fashion Investment Holdings (HK) Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
Fosun Fashion (Shanghai) Consulting Management Co.,Ltd.	Shanghai, P.R.C.	USD4,000,000	100.00	100.00
SJK Investment Holdings Limited	Grand Cayman, Cayman Islands	USD1,000	100.00	100.00
FFG Investment (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brand Management Co.,Limited	Hong Kong, P.R.C.	HKD31,878	100.00	100.00
Luminary Talent Limited	Hong Kong, P.R.C.	HKD1	100.00	100.00
FFG Lily (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	N.A.	100.00
FFG Wisdom (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brands Management Co.,Limited	Shanghai, P.R.C.	CNY48,805,000	80.00	80.00
FFG Lucky SAS	Paris, France	Euro1	100.00	100.00
Shanghai Fulang Brand Management (Group) Co., Ltd.	Shanghai, P.R.C.	USD3,000,000	100.00	100.00
LANVIN GROUP S.R.L.	Milan, Italy	Euro10,000	100.00	100.00
Lanv Fashion Pte. Ltd.	Singapore	SGD1	N.A.	100.00
Lanvin Group Fashion (America) Inc.	Newark, U.S.A.	USD20	100.00	100.00
Lanvin Group Fabric Development Technology (Haining) Co., Ltd.	Haining, P.R.C.	CNY1,000,000	60.00	60.00
Arpège SAS	Paris, France	Euro110,352,772	95.27	95.27
Wolford AG	Breagaz, Austria	Euro14,868,447	74.65	61.02
Raffaele Caruso S.p.A	Soragna, Italy	Euro2,937,145	100.00	100.00
St. John Knits International, Incorporated	Delaware, U.S.A.	USD379,547	96.95	96.95
Sergio Rossi S.p.A	San Mauro Pascoli, Italy	Euro44,084,197	99.78	99.09
JEANNE LANVIN	Paris, France	Euro16,297,330	95.27	95.27
LANVIN MONTE-CARLO	Monaco, Monaco	Euro150,000	95.17	95.17
Lanvin Inc.	New York, U.S.A.	USD12,028,400	95.27	95.27
L3F CROISETTE	Paris, France	Euro20,000	N.A.	95.27
L1 Bal Harbour LLC	Miami, U.S.A.	USD1,000	95.27	95.27
L2 Crystals LLC	Las Vegas, U.S.A.	USD1,000	95.27	95.27
L3 Madison LLC	New York, U.S.A.	USD1,000	95.27	95.27
L4 Rodeo Drive LLC	Beverly Hills, U.S.A.	USD1,000	95.27	95.27
L5 US ECOM LLC	New York, U.S.A.	USD1,000	95.27	95.27
L6 MADISON, LLC	New York, U.S.A.	USD1,000	95.27	95.27
L8 South Coast Plaza LLC	Costa Mesa, U.S.A.	USD1,000	95.27	95.27
L1 SPIGA Srl	Milan, Italy	Euro46,587	95.27	95.27
L1 Outlet Srl	San Remo, Italy	Euro10,000	95.27	95.27
LANVIN JAPAN K.K.	Tokyo, Japan	JPY100,000,000	95.27	95.27
LANVIN ASIA PACIFIC LIMITED	Hong Kong, P.R.C.	HKD12,000,000	95.27	95.27
Lans Atelier (SHANGHAI) Trading Co., Ltd.	Shanghai, P.R.C.	USD50,000,000	95.27	95.27
LANVIN MACAU LIMITED	Macao, P.R.C.	MOP25,000	95.27	95.27
LANVIN TAIWAN Ltd.	Taipei, P.R.C.	TWD31,000,000	95.27	95.27
LANVIN LIMITED	London, U.K.	GBP1	95.27	95.27
LANVIN HONG KONG LIMITED	Hong Kong, P.R.C.	HKD1	95.27	95.27
Wolford proizvodnja in trgovina d.o.o. (Note 30)	Murska Sobota, Slovenia	Euro500,000	74.65	61.02
Wolford Deutschland GmbH (Note 30)	Bielefeld, Germany	Euro260,000	74.65	61.02
Wolford (Schweiz) AG (Note 30)	Chiasso, Switzerland	CHF200,000	74.65	61.02
Wolford London Ltd. (Note 30)	Harrow, U.K.	GBP100,000	74.65	61.02
Wolford Paris S.A.R.L. (Note 30)	Paris, France	Euro1,525,000	74.65	61.02
Wolford Italia S.r.l. (Note 30)	Milan, Italy	Euro500,000	74.65	61.02
Wolford España S.L. (Note 30)	Madrid, Spain	Euro60,000	74.65	61.02
Wolford Scandinavia ApS (Note 30)	Kopenhagen, Danmark	DKK800,000	74.65	61.02
Wolford America, Inc. (Note 30)	New York, U.S.A.	N.A.	74.65	61.02

		Nominal value of	% of Group
Company	Registered office	registered capital	2025	2024*
Wolford Nederland B.V. (Note 30)	Amsterdam,Netherlands	Euro50,000	74.65	61.02
Wolford Canada Inc. (Note 30)	Toronto,Canada	CAD100	74.65	61.02
Wolford Asia Limited (Note 30)	Hong Kong,P.R.C.	HKD2,850,000	74.65	61.02
Wolford Belgium N.V. (Note 30)	Antwerpen,Belgium	Euro124,000	74.65	61.02
Wolford (Shanghai) Trading Co.,Ltd. (Note 30)	Shanghai,P.R.C.	Euro3,000,000	74.65	61.02
Wolford Berangere (Note 30)	Paris,France	Euro7,622	74.65	61.02
St.John Knits,Inc.	California,U.S.A.	USD379,547.46	96.95	96.95
ST.JOHN ASIA LIMITED	Hong Kong,P.R.C.	HKD1,000,000	96.95	96.95
St.John Canada Corporation	Nova Scotia,Canada	N.A.	96.95	96.95
St.John China Limited	Hong Kong,P.R.C.	HKD100	96.95	96.95
St.John China Holdings Limited	Hong Kong,P.R.C.	USD35,000,000	77.56	77.56
St.John (Shanghai) Trading Co.,Ltd.	Shanghai,P.R.C.	USD7,000,000	96.95	96.95
St.John de Mexico S.A.de C.V.	Tijuana Baja,Mexico	PES50,000	96.95	96.95
Sergio Rossi Retail s.r.l.	San Mauro Pascoli,Italy	Euro30,000	99.78	99.09
Sergio Rossi USA Inc.	New York,U.S.A.	USD150,000	99.78	99.09
Sergio Rossi UK Limited	London,U.K.	GBP2,350,000	99.78	99.09
Sergio Rossi Japan Limited	Tokyo,Japan	JPY100,000,000	99.78	99.09
Sergio Rossi Hong Kong Limited	Hong Kong,P.R.C.	HKD99,582,000	99.78	99.09
Sergio Rossi Shanghai Trading Limited	Shanghai,P.R.C.	Euro11,000,000	98.89	99.09
Sergio Rossi Deutschland GmbH	München,Germany	Euro25,000	99.78	99.09
FAM Industrial S.r.l. (Note 12)	San Mauro Pascoli, Italy	EUR 44,084,196.50	99.78	N.A.

Summary of depreciation on a straight-line basis over the estimated useful lives of the assets

Buildings	10 to 50 years
Machinery and equipment	3 to 20 years
Leasehold improvements	5 to 15 years
Office equipment	2 to 10 years
Other	2 to 10 years

Summary of intangible assets with a definite useful life are amortized on a straight-line basis

Trademarks and patents	3 to 10 years
Software	2 to 10 years
Other	1 to 5 years